STOCK-BASED COMPENSATION - Restricted shares (Details) - shares		12 Months Ended
	Oct. 13, 2018	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted - Shares		0	0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested, Beginning Balance - Shares		4,042,000	4,925,667
Granted - Shares		1,981,000	900,000
Vested - Shares	(300,000)	(1,914,778)	(1,783,667)
Non-vested, Ending Balance - Shares		4,108,222	4,042,000